Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock	Common Stock
The Company’s certificate of incorporation, as amended, authorizes the Company to issue 19,189,462 shares of common stock with a par value of $0.0001 per share as of December 31, 2019. In April 2020, the Company amended its certificate of incorporation to increase the number of authorized common stock shares to 26,710,255. In May 2020, the Company further amended its certificate of incorporation to increase the number of authorized common stock shares to 27,196,999 shares. There were 9,114,904 shares issued and outstanding as of March 31, 2021.
The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. The holders of common stock are not entitled to cumulative voting rights with respect to the election of directors, and as a consequence, minority stockholders are not able to elect directors on the basis of their votes alone. Subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, holders of common stock are entitled to receive ratably such dividends as may be declared by the Company’s board of directors out of funds legally available therefor. In the event of the Company’s liquidation, dissolution, or winding up, holders of the Company’s common stock are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock. Holders of common stock have no preemptive rights and no right to convert their common stock into any other securities. There are no redemption or sinking fund provisions applicable to the common stock.
Common Stock Warrants
In connection with a term loan that the Company entered into during fiscal year 2017, 17,500 common stock warrants were issued to the lender, and recorded at fair value within additional paid-in capital in stockholders’ deficit. Fair value was determined using the Black-Scholes Option Pricing Model. There were no common stock warrants issued during the three months ended March 31, 2021 and 2020.
Common stock warrants as of March 31, 2021 and December 31, 2020 were as follows:

	March 31, 2021 and December 31, 2020
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common stock	17,500	$0.42	9/7/2027
Total outstanding common stock warrants	17,500
Common Stock Reserved for Future Issuance
Shares of common stock reserved for future issuance on an as-if converted basis, were as follows:

	March 31, 2021	December 31, 2020
Convertible preferred stock	14,381,190	14,381,190
Stock options issued and outstanding	1,982,839	1,418,267
Common stock warrants outstanding	17,500	17,500
Shares available for grant under 2017 Equity Incentive Plan	83,065	647,637
Total shares of common stock reserved	16,464,594	16,464,594
Common Stock
The Company’s certificate of incorporation, as amended, authorizes the Company to issue 19,189,462 shares of common stock with a par value of $0.0001 per share as of December 31, 2019. In April 2020, the Company amended its certificate of incorporation to increase the number of authorized common stock shares to 26,710,255. In May 2020, the Company further amended its certificate of incorporation to increase the number of authorized common stock shares to 27,196,999 shares. There were 9,114,904 shares issued and outstanding as of December 31, 2020.
The holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders. The holders of common stock are not entitled to cumulative voting rights with respect to the election of directors, and as a consequence, minority stockholders are not able to elect directors on the basis of their votes alone. Subject to preferences that may be applicable to any shares of redeemable convertible preferred stock currently outstanding or issued in the future, holders of common stock are entitled to receive ratably such dividends as may be declared by the Company’s board of directors out of funds legally available therefor. In the event of the Company’s liquidation, dissolution, or winding up, holders of the Company’s common stock are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preference of any then outstanding redeemable convertible preferred stock. Holders of common stock have no preemptive rights and no right to convert their common stock into any other securities. There are no redemption or sinking fund provisions applicable to the common stock.
Common Stock Warrants
In connection with a term loan that the Company entered into during fiscal year 2017, 17,500 common stock warrants were issued to the lender, and recorded at fair value within additional paid-in capital in stockholders’ deficit. Fair value was determined using the Black-Scholes Option Pricing Model. There were no common stock warrants issued in fiscal years 2020 and 2019.
Common stock warrants as of December 31, 2020 and 2019 were as follows:

	December 31, 2020 and 2019
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common stock	17,500	$0.42	9/7/2027
Total outstanding common stock warrants	17,500
Common Stock Reserved for Future Issuance
Shares of common stock reserved for future issuance on an as-if converted basis, were as follows:

	December 31, 2020	December 31, 2019
Conversion of convertible preferred stock	14,381,190	8,271,958
Stock options issued and outstanding	1,418,267	457,150
Common stock warrants outstanding	17,500	17,500
Shares available for grant under 2017 Equity Incentive Plan	647,637	465,788
Total shares of common stock reserved	16,464,594	9,212,396